Equity securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Total capital provision assets	$ 2,728,294,000	$ 2,651,984,000
Gain loss on equity securities	(22,000)	1,169,000	$ (4,852,000)
Realizations	526,588,000	539,359,000
Realization from direct capital provision assets		29,000
Reconciliation of financial assets
At January 1	2,651,984,000
Assets received in kind	295,866,000	562,018,000
Realizations	(526,588,000)	(539,359,000)
Realized gains/(losses) relative to cost	205,478,000	151,886,000	169,901,000
Previous unrealized (gains)/losses transferred to realized gains/(losses)	(15,263,000)	(85,789,000)	(79,694,000)
Fair value adjustment in the period	151,637,000	289,795,000	310,405,000
At December 31	2,728,294,000	2,651,984,000
Burford only
Disclosure of financial assets [line items]
Gain loss on equity securities	(22,000)	(553,000)	(4,852,000)
Realizations	526,302,000	395,680,000
Reconciliation of financial assets
Assets received in kind	275,994,000	388,822,000
Realizations	(526,302,000)	(395,680,000)
Realized gains/(losses) relative to cost	181,599,000	128,424,000	156,755,000
Previous unrealized (gains)/losses transferred to realized gains/(losses)	8,162,000	(79,285,000)	(76,526,000)
Fair value adjustment in the period	128,966,000	265,561,000	314,848,000
Elimination of third-party entity interests
Disclosure of financial assets [line items]
Gain loss on equity securities		(1,722,000)
Realizations	(286,000)	143,679,000
Reconciliation of financial assets
Assets received in kind	(19,872,000)	(173,196,000)
Realizations	286,000	(143,679,000)
Realized gains/(losses) relative to cost	(23,879,000)	(23,462,000)	(13,146,000)
Previous unrealized (gains)/losses transferred to realized gains/(losses)	23,425,000	6,504,000	3,168,000
Fair value adjustment in the period	(22,671,000)	(24,234,000)	4,443,000
Equity securities
Disclosure of financial assets [line items]
Total capital provision assets	0	31,396,000
Gain loss on equity securities	21,000	1,169,000
Reconciliation of financial assets
At January 1	31,396,000
At December 31	0	31,396,000
Equity securities | Financial assets at fair value through profit and loss
Disclosure of financial assets [line items]
Total capital provision assets	31,396,000	31,396,000	582,000
Realizations	31,374,000	31,367,000
Reconciliation of financial assets
At January 1	31,396,000	582,000
Assets received in kind		29,645,000
Realizations	(31,374,000)	(31,367,000)
Realized gains/(losses) relative to cost	(9,736,000)
Previous unrealized (gains)/losses transferred to realized gains/(losses)	9,735,000
Fair value adjustment in the period	(21,000)	1,169,000
At December 31		31,396,000	582,000
Equity securities | Financial assets at fair value through profit and loss | Burford only
Disclosure of financial assets [line items]
Total capital provision assets	29,000	29,000	582,000
Realizations	(7,000)
Reconciliation of financial assets
At January 1	29,000	582,000
Realizations	7,000
Realized gains/(losses) relative to cost	(11,457,000)
Previous unrealized (gains)/losses transferred to realized gains/(losses)	11,456,000
Fair value adjustment in the period	(21,000)	(553,000)
At December 31		29,000	$ 582,000
Equity securities | Financial assets at fair value through profit and loss | Elimination of third-party entity interests
Disclosure of financial assets [line items]
Total capital provision assets	(31,367,000)	(31,367,000)
Realizations	31,367,000
Reconciliation of financial assets
At January 1	(31,367,000)
Assets received in kind		(29,645,000)
Realizations	(31,367,000)
Realized gains/(losses) relative to cost	(1,721,000)
Previous unrealized (gains)/losses transferred to realized gains/(losses)	$ 1,721,000
Fair value adjustment in the period		(1,722,000)
At December 31		$ (31,367,000)